DEBENTURES (Narrative) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Debentures [Member] USD ($)	Dec. 31, 2012 Debentures [Member] USD ($)	Dec. 31, 2013 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2012 2007 Debentures Series D [Member] USD ($)	Dec. 31, 2012 2007 Debentures Series E [Member] USD ($)	Dec. 31, 2013 Debentures Series F [Member] USD ($)	Dec. 31, 2013 Debentures Series F [Member] ILS	Dec. 31, 2012 Debentures Series F [Member] USD ($)	Dec. 31, 2012 Debentures Series F [Member] ILS	Dec. 31, 2013 2010 Notes [Member] USD ($)	Dec. 31, 2012 2010 Notes [Member] USD ($)
Debt Instrument [Line Items]
Maturity date													Jun. 30, 2015
Outstanding principal				$ 345,000	$ 349,000	$ 20,000	$ 25,000		$ 231,000		$ 231,000		$ 94,000	$ 94,000
Principal amount						27,000		30,000					94,000
Interest rate						8.00%		8.00%	7.80%	7.80%			8.00%
Number of installment payments						6			2	2
Conversion ratio per share										36.276		38.21
Percentage of share trading price									20.00%	20.00%	20.00%
Beneficial conversion feature		109,768									110,000
Unamortized discount											$ 110,000